John Hancock
Tax-Advantaged Dividend Income Fund
Quarterly portfolio holdings 7/31/2023

Fund’s investments
As of 7-31-23 (unaudited)
	Shares	Value
Common stocks 92.8% (60.7% of Total investments)		$718,522,994
(Cost $523,940,020)
Communication services 3.8%		29,393,930
Diversified telecommunication services 3.8%
AT&T, Inc. (A)	856,849	12,441,447
Verizon Communications, Inc.	497,432	16,952,483
Consumer staples 1.4%		10,769,760
Tobacco 1.4%
Philip Morris International, Inc. (A)	108,000	10,769,760
Energy 15.3%		118,821,579
Oil, gas and consumable fuels 15.3%
BP PLC, ADR	845,450	31,535,285
DT Midstream, Inc. (A)(B)	90,000	4,816,800
Enbridge, Inc. (A)(B)	347,106	12,773,501
Kinder Morgan, Inc. (A)	680,000	12,042,800
ONEOK, Inc. (A)	305,000	20,447,200
The Williams Companies, Inc. (A)(B)	1,080,000	37,205,993
Financials 5.5%		42,524,143
Banks 2.7%
Columbia Banking System, Inc. (A)	378,333	8,455,743
Huntington Bancshares, Inc. (A)	1,000,000	12,240,000
Capital markets 2.8%
Ares Management Corp., Class A (A)(B)	220,000	21,828,400
Utilities 66.8%		517,013,582
Electric utilities 33.6%
Alliant Energy Corp.	360,000	19,346,400
American Electric Power Company, Inc. (A)(B)	375,000	31,777,500
Constellation Energy Corp. (A)(B)	150,000	14,497,500
Duke Energy Corp. (A)	270,000	25,277,400
Entergy Corp. (A)(B)	218,000	22,388,600
Eversource Energy (A)(B)	238,227	17,230,959
Exelon Corp. (A)	195,000	8,162,700
FirstEnergy Corp. (A)	510,000	20,088,900
NextEra Energy, Inc. (A)	76,774	5,627,534
OGE Energy Corp. (A)	610,000	22,051,500
Pinnacle West Capital Corp. (A)	50,000	4,141,000
PPL Corp. (A)	775,000	21,335,750
The Southern Company (A)	489,925	35,441,175
Xcel Energy, Inc. (A)(B)	207,000	12,985,110
Gas utilities 3.0%
Spire, Inc. (A)(B)	235,000	14,938,950
UGI Corp.	310,000	8,366,900
Independent power and renewable electricity producers 3.1%
NextEra Energy Partners LP	125,000	6,806,250
The AES Corp. (A)	800,000	17,304,000
Multi-utilities 27.1%
Algonquin Power & Utilities Corp.	426,500	12,603,075
Ameren Corp. (A)(B)	330,000	28,271,100
Black Hills Corp. (A)	394,775	23,816,776
CenterPoint Energy, Inc. (A)	1,120,923	33,728,573
2	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
Dominion Energy, Inc. (A)	389,814	$20,874,540
DTE Energy Company (A)	180,000	20,574,000
National Grid PLC, ADR (A)(B)	201,583	13,582,663
NiSource, Inc. (A)	875,000	24,360,000
Public Service Enterprise Group, Inc. (A)	275,000	17,358,000

Sempra (A)	94,462	14,076,727
Preferred securities 27.5% (18.0% of Total investments)		$213,326,536
(Cost $230,921,546)
Communication services 1.3%		10,441,368
Media 0.5%
Paramount Global, 5.750%	180,000	4,113,000
Wireless telecommunication services 0.8%
Telephone & Data Systems, Inc., 6.625% (A)	410,400	6,328,368
Financials 12.9%		100,248,733
Banks 7.2%
Bank of America Corp., 7.250%	7,000	8,526,000
Citigroup, Inc., 7.125% (7.125% to 9-30-23, then 3 month CME Term SOFR + 4.302%) (A)	210,854	5,368,343
Fifth Third Bancorp, 6.000% (A)	400,000	9,796,000
Huntington Bancshares, Inc., Series J, 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%) (A)	270,450	6,456,994
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%) (A)	110,000	2,363,900
Regions Financial Corp., 4.450% (A)	332,500	5,702,375
Synovus Financial Corp., 8.862% (3 month LIBOR + 3.352%) (A)(C)	188,000	4,596,600
Wells Fargo & Company, 7.500%	11,000	12,968,890
Capital markets 1.5%
Morgan Stanley, 6.375% (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (A)	220,000	5,504,400
Morgan Stanley, 7.125% (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (A)	222,387	5,606,376
State Street Corp., 5.900% (5.900% to 3-15-24, then 3 month CME Term SOFR + 3.370%)	25,000	626,750
Insurance 4.2%
American Equity Investment Life Holding Company, 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%) (A)	164,125	3,807,700
Athene Holding, Ltd., Series A, 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	355,787	7,610,284
Brighthouse Financial, Inc., 6.600% (A)	100,000	2,281,000
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%) (A)	99,050	2,357,390
Lincoln National Corp., 9.000% (A)	408,300	11,105,760
The Allstate Corp., 7.375% (A)	207,525	5,569,971
Utilities 13.3%		102,636,435
Electric utilities 6.6%
Duke Energy Corp., 5.750% (A)	200,000	5,048,000
NextEra Energy, Inc., 6.219%	136,900	6,776,550
NextEra Energy, Inc., 6.926%	337,550	15,436,162
PG&E Corp., 5.500%	35,000	5,346,950
SCE Trust II, 5.100% (A)	591,973	12,141,366
SCE Trust VI, 5.000% (A)	308,101	6,097,319
Gas utilities 1.3%
Spire, Inc., 5.900% (A)	219,650	5,328,709
Spire, Inc., 7.500%	91,500	4,355,400
Independent power and renewable electricity producers 1.0%
The AES Corp., 6.875%	90,000	7,703,100
Multi-utilities 4.4%
Algonquin Power & Utilities Corp., 6.200% (6.200% to 7-1-24, then 3 month LIBOR + 4.010%) (A)	200,000	4,640,000
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND	3

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
Integrys Holding, Inc., 6.000% (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (A)	210,000	$5,145,000
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632%) (A)	250,000	6,312,500
NiSource, Inc., 7.750%	167,100	17,209,629
Sempra, 5.750% (A)	45,000	1,095,750

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 31.0% (20.3% of Total investments)				$239,745,786
(Cost $259,088,914)
Consumer discretionary 2.0%				15,548,747
Automobiles 2.0%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (A)(B)(D)	5.700	09-30-30	10,750,000	9,704,455
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (D)	6.500	09-30-28	6,600,000	5,844,292
Financials 22.1%				170,755,174
Banks 18.7%
Bank of America Corp. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.193%) (D)	5.875	03-15-28	10,025,000	9,348,814
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (A)(B)(D)	6.125	04-27-27	15,690,000	15,584,877
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (D)	7.375	08-19-25	13,000,000	12,838,800
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (A)(B)(D)	7.375	05-15-28	9,800,000	9,971,500
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month CME Term SOFR + 3.419%) (D)	6.375	04-06-24	13,500,000	11,981,336
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.265%) (C)(D)	8.533	10-06-23	13,000,000	11,667,504
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (D)	6.450	10-01-27	5,000,000	4,730,369
Comerica, Inc. (5.625% to 7-1-25, then 5 Year CMT + 5.291%) (D)	5.625	07-01-25	5,000,000	4,439,888
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (D)	5.625	07-15-30	7,570,000	6,934,780
Huntington Bancshares, Inc. (3 month CME Term SOFR + 3.142%) (C)(D)	8.450	10-15-23	3,000,000	2,714,830
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month CME Term SOFR + 4.042%) (D)	6.750	02-01-24	3,999,000	3,996,501
KeyCorp (5.000% to 9-15-26, then 3 month CME Term SOFR + 3.868%) (D)	5.000	09-15-26	5,234,000	4,197,821
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (D)	7.500	06-27-24	11,500,000	11,206,750
NatWest Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (D)	8.000	08-10-25	8,624,000	8,528,705
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (D)	6.000	05-15-27	14,000,000	12,923,893
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.940%) (A)(B)(C)(D)	8.977	11-01-23	2,613,000	2,627,328
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (D)	5.900	06-15-24	2,000,000	1,979,400
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (D)	7.625	09-15-28	8,624,000	8,866,679
Capital markets 0.4%
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (A)(B)(D)	5.375	06-01-25	3,400,000	3,315,720
Consumer finance 0.9%
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (D)	6.125	06-23-25	7,200,000	6,910,235
Insurance 2.1%
Markel Group, Inc. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (D)	6.000	06-01-25	6,500,000	6,315,232
MetLife, Inc. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.221%) (D)	5.875	03-15-28	1,000,000	974,774
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (D)(E)	7.000	05-13-25	13,975,000	8,699,438
4	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities 6.9%				$53,441,865
Electric utilities 3.0%
Edison International (5.000% to 12-15-26, then 5 Year CMT + 3.901%) (D)	5.000	12-15-26	3,952,000	3,414,415
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (D)	5.375	03-15-26	9,500,000	8,431,051
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (D)(E)	10.250	03-15-28	11,825,000	11,459,533
Independent power and renewable electricity producers 1.6%
Vistra Corp. (7.000% to 12-15-26, then 5 Year CMT + 5.740%) (D)(E)	7.000	12-15-26	5,000,000	4,450,000
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (D)(E)	8.000	10-15-26	8,210,000	7,856,560
Multi-utilities 2.3%
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (D)	6.125	09-01-23	10,750,000	10,533,906
Dominion Energy, Inc. (4.350% to 1-15-27, then 5 Year CMT + 3.195%) (D)	4.350	01-15-27	8,500,000	7,296,400

	Yield (%)	Shares	Value
Short-term investments 1.6% (1.0% of Total investments)			$12,234,932
(Cost $12,239,174)
Short-term funds 1.6%			12,234,932
John Hancock Collateral Trust (F)	5.2927(G)	1,224,105	12,234,932

Total investments (Cost $1,026,189,654) 152.9%	$1,183,830,248
Other assets and liabilities, net (52.9%)	(409,410,403)
Total net assets 100.0%	$774,419,845

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-23 was $707,392,308. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $126,900,750.
(B)	All or a portion of this security is on loan as of 7-31-23, and is a component of the fund’s leverage under the Liquidity Agreement.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 7-31-23.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND	5

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	210,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi Annual	Quarterly	May 2026	—	$5,045,707	$5,045,707
Centrally cleared	104,500,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	3,060,223	3,060,223
								—	$8,105,930	$8,105,930

(a)	At 7-31-23, the overnight SOFR was 5.310%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
6	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2023, by major security category or type:
	Total value at 7-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$718,522,994	$718,522,994	—	—
Preferred securities
Communication services	10,441,368	10,441,368	—	—
Financials	100,248,733	93,791,739	$6,456,994	—
Utilities	102,636,435	93,136,035	9,500,400	—
Corporate bonds	239,745,786	—	239,745,786	—
Short-term investments	12,234,932	12,234,932	—	—
Total investments in securities	$1,183,830,248	$928,127,068	$255,703,180	—
Derivatives:
Assets
Swap contracts	$8,105,930	—	$8,105,930	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,224,105	$24,949,536	$131,127,907	$(143,846,417)	$6,555	$(2,649)	$824,136	—	$12,234,932
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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